Loss Sharing Agreements and FDIC Loss Share Receivable (Tables)	12 Months Ended
Dec. 31, 2013
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Schedule of FDIC Loss Share Receivables

The following is a summary of FDIC loss share receivables year-to-date activity:

	December 31,
(Dollars in thousands)	2013	2012
Balance at beginning of period	$423,069	$591,844
Change due to (reversal of) loan loss provision recorded on FDIC covered loans	(56,085)	84,085
Amortization	(97,849)	(118,100)
Submission of reimbursable losses to the FDIC	(52,586)	(123,986)
Impairment	(31,813)	—
Changes due to a change in cash flow assumptions on OREO and other changes	(22,424)	(10,774)

Balance at end of period	$162,312	$423,069